Schedule of Convertible Promissory Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Ending balance		$ 525,000	$ 300,000
2021 Notes	2,000,000	3,150,000	1,075,000
Conversions of notes		(525,000)	(350,000)
Repayments of Long-Term Debt		(3,150,000)	(500,000)
Ending balance	$ 2,000,000		$ 525,000